CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Loss	$ (5,340)	$ (52,334)	$ (1,496)
Loss from discontinued operations		(200)	(795)
Loss from continuing operations	(5,340)	(52,134)	(701)
Adjustments required to reconcile loss to net cash provided by (used in) operating activities:
Depreciation and amortization	13,108	15,072	15,951
Goodwill impairment		20,402
Impairment of long lived assets		10,137
Stock-based compensation of options and RSUs	908	1,901	2,427
Accrued severance pay, net	(267)	(111)	300
Accrued interest and exchange rate differences on restricted cash and deposits, net	(442)	842	858
Exchange rate differences on long-term loans	(43)	(288)	(416)
Capital loss (gain) from disposal of property and equipment	(88)	82	430
Deferred income taxes, net	4	1	7
Decrease (increase) in trade receivables, net	(37,586)	4,553	(2,457)
Decrease (increase) in other assets (including short-term, long-term and deferred charges)	(3,386)	998	(20,251)
Decrease (increase) in inventories	2,221	(2,821)	(445)
Decrease (increase) in restricted cash directly related to operating activities, net	48,519	(87,004)
Increase (decrease) in trade payables	12,454	(5,133)	2,226
Increase in accrued expenses	30,149	2,935	5,401
Increase (decrease) in advances from customers	(53,081)	79,884	(25,935)
Increase (decrease) in advances from customers held by trustees	(18)	(2,243)	14,068
Increase (decrease) in other current liabilities and other long-term liabilities	3,666	(1,860)	(7,625)
Net cash provided by (used in) operating activities	10,778	(14,787)	(16,162)
Cash flows from investing activities:
Purchase of property and equipment	(4,307)	(3,930)	(12,630)
Investment in restricted cash (including long-term)	(17,001)	(22,717)	(12,788)
Proceeds from restricted cash (including long-term)	7,441	34,120	11,228
Investment in restricted cash held by trustees	(16,200)	(16,634)	(24,869)
Proceeds from restricted cash held by trustees	16,498	21,501	12,306
Net cash provided by (used in) investing activities	(13,569)	12,340	(26,753)
Cash flows from financing activities:
Capital lease payments	(309)	(609)	(234)
Issuance of shares in a rights offering, net of issuance costs	35,085
Issuance of restricted stock units and exercise of stock option	588	5,683	1,186
Payment of obligation related to the purchase of intangible asset		(500)	(500)
Short-term bank credit and loans, net	(7,000)	(5,897)	16,570
Repayment of long-term loans	(4,443)	(4,544)	(4,633)
Net cash provided by (used in) financing activities	23,921	(5,867)	12,389
Effect of exchange rate changes on cash and cash equivalents	568	(977)	(172)
Increase (decrease) in cash and cash equivalents	21,698	(9,291)	(30,698)
Cash and cash equivalents at the beginning of the year	18,435	27,726	58,424
Cash and cash equivalents at the end of the year	40,133	18,435	27,726
Cash paid during the year for continuing operations:
Interest	1,448	1,507	1,681
Income taxes	2,105	517	1,582
Non-cash transactions:
Reclassification from inventories to property and equipment	2,452	2,519	2,857
Reclassification from property and equipment to inventories	733	114	381
Capital lease		$ 26	$ 1,123